Net Finance Costs - Summary of Net Finance Costs/(Income) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of Finance Income and Costs [Line Items]
Interest expense	£ 1,593	£ 1,081	£ 645
Facility fees	13	13	5
Interest related to adjusting tax payables	41	43	25
Loss on bond redemption			101	$ 130
Fair value changes on derivative financial instruments and hedged items	(154)	(149)	(458)
Hedge ineffectiveness		9	(18)
Venezuela hyperinflation (note 4(b))	(45)
Exchange differences on financial liabilities	36	47	363
Finance costs	1,484	1,197	681
Interest under the effective interest method	(68)	(83)	(68)
Dividend income		(1)
Exchange differences on financial assets	(35)	(19)	42
Finance income	(103)	(103)	(44)
Net finance costs	£ 1,381	1,094	£ 637
RAI
Disclosure of Finance Income and Costs [Line Items]
Acquisition of RAI		£ 153